Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000017204 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017204 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017204 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017204 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017204 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017204 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017204 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017204 | DR Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017204 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017204 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017204 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017204 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017204 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017204 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017204 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017204 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017223 | Equity SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.00%
C000017223 | Equity SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.00%
C000017223 | Equity SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000017223 | Equity SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000017223 | Equity SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000017223 | Equity SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017223 | Equity SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017223 | Equity SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017223 | Equity SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017223 | Equity SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017223 | Equity SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017223 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000017223 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017223 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017223 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017223 | Asset BreakoutGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000017223 | Asset BreakoutCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017223 | Asset BreakoutCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017223 | Asset BreakoutAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017223 | Asset BreakoutMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017223 | Asset BreakoutCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017223 | Asset BreakoutCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017223 | Asset BreakoutExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017223 | Asset BreakoutPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017223 | Asset BreakoutWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Asset BreakoutRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017223 | Asset BreakoutCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017251 | BB
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000017251 | B
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017251 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017251 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017251 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017251 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017251 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017251 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017251 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017251 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017251 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017251 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017251 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017251 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000017251 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017251 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017251 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017245 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017245 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017245 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017245 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017245 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017245 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017245 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017245 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017245 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017245 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017245 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017245 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000017245 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017245 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017245 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017245 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017245 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017245 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017245 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017245 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017245 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017245 | France
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017245 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017245 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017245 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017245 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017245 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017245 | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017245 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017245 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017245 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000017245 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017245 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069664 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000069664 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069664 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069664 | Asset Breakout iShares Global Infrastructure ETF FR_464288372
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069664 | Asset Breakout SPDR S&P Global Natural Resources ETF FR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069664 | Asset Breakout DWS Floating Rate Fund FR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069664 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069664 | Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069664 | Asset Breakout SPDR Blackstone Senior Loan ETF FR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069664 | Asset Breakout DWS ESG Liquidity Fund FR_461473837
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069664 | Asset Breakout DWS Global Macro Fund FR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000069664 | Asset Breakout SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069664 | Asset Breakout iShares Preferred & Income Securities ETF FR_464288687
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069664 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_5.364441_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069664 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000077948 | Asset Breakout DWS Enhanced Commodity Strategy Fund FR_25159L836
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000077948 | Asset Breakout DWS RREEF Global Infrastructure Fund FR_25156A858
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077948 | Asset Breakout DWS RREEF Real Estate Securities Fund FR_25159L737
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077948 | Asset Breakout iShares Global Infrastructure ETF FR_464288372
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077948 | Asset Breakout SPDR S&P Global Natural Resources ETF FR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077948 | Asset Breakout DWS Floating Rate Fund FR_25157W800
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077948 | Asset Breakout iShares JP Morgan USD Emerging Markets Bond ETF FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077948 | Asset Breakout DWS Emerging Markets Fixed Income Fund FR_25156A841
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077948 | Asset Breakout SPDR Blackstone Senior Loan ETF FR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077948 | Asset Breakout DWS ESG Liquidity Fund FR_461473837
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000077948 | Asset Breakout DWS Global Macro Fund FR_25156G509
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000077948 | Asset Breakout SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077948 | Asset Breakout iShares Preferred & Income Securities ETF FR_464288687
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077948 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_5.364441_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077948 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017210 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017210 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000017210 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000017214 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017214 | Varonis Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017214 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017214 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017214 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017214 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017214 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017214 | The Brink's Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017214 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000017214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017214 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000017214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017214 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000017214 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017214 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017214 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017231 | PulteGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017231 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017231 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017231 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017231 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017231 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017231 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017231 | Cirrus Logic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017231 | Assurant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017231 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017231 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017231 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017231 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017231 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017231 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017231 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017231 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017231 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017231 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017231 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017232 | PulteGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017232 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017232 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017232 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017232 | Owens Corning
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017232 | EnerSys
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017232 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017232 | Cirrus Logic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017232 | Assurant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017232 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017232 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017232 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017232 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017232 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017232 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017232 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017232 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017232 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017232 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017232 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017232 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017232 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%